STOCKHOLDERS' EQUITY (DEFICIT) (Restricted Stock Units) (Details) (USD $)	12 Months Ended		1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Restricted Stock [Member]	Nov. 30, 2012 Restricted Stock [Member]	Nov. 14, 2012 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,497,534	$ 1,371,519		$ 90,000
Immediately vested shares				200,000
Vested shares upon generating $3,000,000 in revenue in any 12-month period				200,000
Vested shares upon generating $5,000,000 in revenue in any 12-month period				200,000
Vested shares upon generating $6,000,000 in revenue in any 12-month period				200,000
Options vested, exercise price					$ 0.45
Cancellation of restricted stock units grant under clawback provision, shares			200,000
Cancellation of restricted stock units grant under clawback provision	$ (90,000)		$ 90,000
Grant date, fair value of vested shares			$ 196,000